Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily MSCI Emerging Markets Bull 3X Shares (EDC)
Direxion Daily MSCI Emerging Markets Bear 3X Shares (EDZ)
(the “Funds”)Supplement dated March 9, 2022 to the
Summary Prospectuses and Prospectus, dated February 28, 2022Effective immediately, the index provider has removed Russia from the MSCI Emerging Markets Index, the underlying index for the Funds (the “Index”). Accordingly, effective immediately, on pages 1 and 2, respectively, of each Summary Prospectus and pages 79 and 89, respectively, of the Prospectus under the section “Principal Investment Strategy,” the first paragraph of the Index description will be replaced in its entirety with the following:The Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily MSCI Emerging Markets Bull 3X Shares (EDC)
Direxion Daily MSCI Emerging Markets Bear 3X Shares (EDZ)
(the “Funds”)Supplement dated March 9, 2022 to the
Summary Prospectuses and Prospectus, dated February 28, 2022Effective immediately, the index provider has removed Russia from the MSCI Emerging Markets Index, the underlying index for the Funds (the “Index”). Accordingly, effective immediately, on pages 1 and 2, respectively, of each Summary Prospectus and pages 79 and 89, respectively, of the Prospectus under the section “Principal Investment Strategy,” the first paragraph of the Index description will be replaced in its entirety with the following:The Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Direxion Daily MSCI Emerging Markets Bull 3X Shares (EDC)
Direxion Daily MSCI Emerging Markets Bear 3X Shares (EDZ)
(the “Funds”)Supplement dated March 9, 2022 to the
Summary Prospectuses and Prospectus, dated February 28, 2022Effective immediately, the index provider has removed Russia from the MSCI Emerging Markets Index, the underlying index for the Funds (the “Index”). Accordingly, effective immediately, on pages 1 and 2, respectively, of each Summary Prospectus and pages 79 and 89, respectively, of the Prospectus under the section “Principal Investment Strategy,” the first paragraph of the Index description will be replaced in its entirety with the following:The Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.